NOTE 15 - SEGMENT INFORMATION AND REVENUE ANALYSIS: Schedule of Revenues by Geographic Market (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Revenues by Geographic Market

	For the year ended June 30,
	2018	2017	2016
United States	$10,168,945	$9,082,419	$8,013,472
Europe	1,994,085	2,618,851	2,022,710
Australia	223,463	149,635	107,461
Canada	128,320	481,142	233,461
Central and South America	106,098	411,281	356,434
Japan and other Asian countries and regions	2,637,444	1,589,229	1,983,897
China	14,865,940	6,839,534	3,377,457
Total	$30,135,295	$21,172,091	$16,094,892